PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following at:

	December 31, 2023	December 31, 2022
Equipment	$124,834	$84,806
Furniture and fixtures	9,517	9,517
Total cost	134,351	94,323
Accumulated depreciation	(87,801)	(66,716)
Property and equipment, net	$46,550	$27,607